Financial expense, net (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Financial income [Abstract]
Interest income on deposits and current accounts	$ 14,257	$ 15,099
Interest income from loans and credits	1,923	2,046
Interest rates gains on derivatives: cash flow hedges	140	269
Total	16,320	17,414
Financial expense [Abstract]
Interest on loans and notes	(264,263)	(260,868)
Interest rates gains on derivatives: cash flow hedges	19,252	17,785
Total	(245,011)	(243,083)
Other financial income (expenses), net [Abstract]
Other financial income	1,836	7,836
Other financial losses	(22,155)	(19,847)
Total	(20,319)	(12,011)
Notes Conversion Option [Member]
Other financial income (expenses), net [Abstract]
Other financial income	$ 800	$ 3,800